UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08611

Legg Mason Charles Street Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi–Annual Report to Stockholders is filed herewith.

June 30, 2011

Semi-Annual Repor t

Legg Mason

Batterymarch

U.S. Small

Capitalization

Equity Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Fund objective

The Fund seeks long-term capital appreciation.

Letter to our shareholders

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio for the six-month reporting period ended June 30, 2011. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Mark R. Fetting	R. Jay Gerken, CFA
Chairman	President

July 29, 2011

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio	III

Investment commentary

Economic review

Although the U.S. economy continued to grow over the six months ended June 30, 2011, the pace of the expansion was disappointing, which resulted in a significant shift in investor sentiment. During the first half of the period, there were expectations of a strengthening economy and generally robust investor risk appetite. However, as the reporting period progressed, weakening economic data triggered a flight to quality as investor risk aversion increased. Despite giving back a portion of their previous gains in late May and June, investors who took on additional risk in their portfolios during the reporting period were generally rewarded.

U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, has been less robust than previously realized during most other periods exiting a severe recession. Revised GDP growth was 2.3% during the fourth quarter of 2010 and 3.0% for calendar 2010 as a whole. The Commerce Department then reported that first and second quarter 2011 GDP growth were 0.4% and 1.3%, respectively. This moderation in growth during the first half of the year was due to a variety of factors, including less robust export activity, a decline in government spending and a deceleration in consumer spending given higher oil and food prices.

Turning to the job market, while there was some improvement in the first half of the reporting period, unemployment again moved higher from April through June. After being 9.0% or higher since April 2009, the unemployment rate fell to 8.9% in February and 8.8% in March 2011. The job market then weakened, as unemployment rose to 9.0% in April, 9.1% in May and 9.2% in June. As of the end of the reporting period, approximately 14.1 million Americans looking for work had yet to find a job, and roughly 44% of these individuals have been out of work for more than six months. In June 2011, the Federal Reserve Board (“Fed”)ii projected that unemployment would moderate, but that it would remain elevated and between 7.8% and 8.2% at the end of 2012.

The long-ailing housing market continued to show signs of strain during the reporting period. Looking back, sales increased in the spring of 2010 largely due to the government’s $8,000 tax credit for first-time home buyers. This proved to be only a temporary boost, as sales subsequently weakened after the tax credit expired at the end of April. Existing-home sales did rebound somewhat toward the end of 2010 and in January 2011, as mortgage rates remained relatively low. However, according to the National Association of Realtors (“NAR”), existing-home sales then declined a sharp 8.9% in February. After a 3.5% increase in March, existing-home sales fell 1.8%, 4.0% and 0.8% in April, May and June, respectively. At the end of June, the inventory of unsold homes was a 9.5 month supply at the current sales level, versus a 9.1 month supply in May. Existing-home prices were relatively stagnant versus a year ago, with the NAR reporting that the median existing-home price for all housing types was $184,300 in June 2011, up 0.8% from June 2010.

Even the manufacturing sector, one of the stalwarts of the economy in recent years, softened toward the end of the reporting period. Based on the Institute for Supply Management’s PMIiii, the manufacturing sector grew twenty-three consecutive months since it began expanding in August 2009 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). In January 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 60.8 versus 58.5 for the previous month. Manufacturing activity remained strong during the next three months and was 60.4 in April. However, it then declined to 53.5 in May, the lowest reading in the past twelve

IV	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Investment commentary (cont’d)

months. This was attributed, in part, to supply disruptions triggered by the March earthquake and tsunami in Japan. Manufacturing activity then moved modestly higher in June to 55.3, although only twelve of the eighteen industries tracked by the Institute for Supply Management expanded during the month.

Financial market overview

While stocks and lower-quality bonds generated solid results during the reporting period, there were several periods of heightened volatility and periodic sell-offs. These were triggered by a variety of factors, including concerns regarding the global economy, geopolitical unrest, the natural disasters in Japan and the ongoing European sovereign debt crisis. During those periods, investors tended to favor the relative safety of U.S. Treasury securities. However, these setbacks proved to be only temporary and risk aversion was generally replaced with solid demand for riskier assets.

The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. In November 2010, prior to the beginning of the reporting period, the Fed announced a second round of quantitative easing (often referred to as “QE2”) to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S. Treasury securities by the end of the second quarter of 2011. Also, as has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between 0 and 1/4 percent.

Despite these efforts, at its meeting in June 2011, the Fed said, “Information received since the Federal Open Market Committee met in April indicates that the economic recovery is continuing at a moderate pace, though somewhat more slowly than the Committee had expected. . . . To promote the ongoing economic recovery and to help ensure that inflation, over time, is at levels consistent with its mandate, the Committee decided today to keep the target range for the federal funds rate at 0 to 1/4 percent. The Committee continues to anticipate that economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate for an extended period.”

In June, the Fed also announced that it would complete QE2 on schedule at the end of June. However, given ongoing strains in the economy, it made no overtures toward reversing any of its accommodative policies and the Fed said it would “maintain its existing policy of reinvesting principal payments from its securities holdings” rather than seeking to reduce the size of its balance sheet.

Equity market review

U.S. stock prices, as measured by the S&P 500 Indexv (the “Index”), moved higher during the reporting period. The market got off to a strong start in January and February 2011, as the Index returned 2.37% and 3.43%, respectively. Fueling the market’s ascent was optimism for the global economy and corporate profits that generally exceeded expectations. Despite geopolitical unrest in the Middle East, and the devastating earthquake and tsunami in Japan, the market demonstrated resiliency in March and April, with the Index gaining 0.04% and 2.96%, respectively. The market took a step backward in May as the Index fell 1.13% amid concerns for the economy and future corporate profits. Stock prices then declined 1.67% in June due to weaker-than-expected economic data and a further escalation of the European sovereign debt crisis. All told, the Index returned 6.02% over the reporting period.

Looking at the U.S. stock market more closely, mid-cap stocks generated the best returns during the six months ended June 30, 2011, with the Russell Midcap

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio	V

Indexvi, the large-cap Russell 1000 Indexvii and the small-cap Russell 2000 Indexviii gaining 8.08%, 6.37% and 6.21%, respectively. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 6.98% and 5.74%, respectively.

Performance review

For the six months ended June 30, 2011, Class FI shares of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio returned 9.43%. The Fund’s unmanaged benchmark, the Russell 2000 Index, returned 6.21% for the same period. The Lipper Small-Cap Core Funds Category Average1 returned 6.49% over the same time frame.

Performance Snapshot as of June 30, 2011
(excluding sales charges) (unaudited)	6 months
Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio:
Class A	9.41%
Class C	9.02%
Class FI	9.43%
Class I	9.68%
Russell 2000 Index	6.21%
Lipper Small-Cap Core Funds Category Average	6.49%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Shares redeemed or exchanged within sixty days of purchase will be subject to a 2% redemption fee. Performance does not reflect the redemption fee, which would reduce the performance shown. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fees forgone and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2011, the gross total annual operating expense ratios for Class A, Class C, Class FI and Class I shares were 1.38%, 2.19%, 1.51% and 0.96%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.30% for Class A shares, 2.05% for Class C shares, 1.30% for Class FI shares and 1.00% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Directors’ consent.

The manager is permitted to recapture amounts forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 776 funds in the Fund’s Lipper category, and excluding sales charges.

VI	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

President

July 29, 2011

RISKS: Investments in small-cap companies may involve greater risks and volatility than investments in larger, more established companies. Small-cap companies may have limited product lines, markets or financial resources. The Fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

viii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

ix

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2011 and December 31, 2010. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2011 and held for the six months ended June 30, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	9.41%	$1,000.00	$1,094.10	1.30%	$6.75	Class A	5.00%	$1,000.00	$1,018.35	1.30%	$6.51
Class C	9.02	1,000.00	1,090.20	2.05	10.62	Class C	5.00	1,000.00	1,014.63	2.05	10.24
Class FI	9.43	1,000.00	1,094.30	1.30	6.75	Class FI	5.00	1,000.00	1,018.35	1.30	6.51
Class I	9.68	1,000.00	1,096.80	0.95	4.94	Class I	5.00	1,000.00	1,020.08	0.95	4.76

[1]	For the six months ended June 30, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable initial sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fees forgone, and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone, and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fees forgone, and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2011

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Common Stocks — 98.7%
Consumer Discretionary — 14.8%
Auto Components — 2.2%
American Axle & Manufacturing Holdings Inc.	50,900	$579,242	*
Dana Holding Corp.	154,300	2,823,690	*
Motorcar Parts of America Inc.	1,900	28,519	*
Shiloh Industries Inc.	8,890	95,834
Spartan Motors Inc.	43,300	233,820
Standard Motor Products Inc.	67,281	1,024,690
Tenneco Inc.	31,600	1,392,612	*
Total Auto Components		6,178,407
Distributors — 0.2%
Core-Mark Holding Co. Inc.	16,920	604,044	*
Diversified Consumer Services — 1.0%
Capella Education Co.	6,400	267,840	*
Coinstar Inc.	23,700	1,292,598	*
Corinthian Colleges Inc.	107,500	457,950	*
Lincoln Educational Services Corp.	41,900	718,585
Total Diversified Consumer Services		2,736,973
Hotels, Restaurants & Leisure — 1.9%
Ameristar Casinos Inc.	24,100	571,411
CEC Entertainment Inc.	34,647	1,389,691
Cracker Barrel Old Country Store Inc.	5,100	251,481
Jack in the Box Inc.	23,630	538,291	*
Papa John’s International Inc.	23,972	797,309	*
Ruby Tuesday Inc.	91,900	990,682	*
Town Sports International Holdings Inc.	39,100	297,551	*
Vail Resorts Inc.	9,200	425,224
Total Hotels, Restaurants & Leisure		5,261,640
Household Durables — 0.1%
Helen of Troy Ltd.	11,200	386,736	*
Internet & Catalog Retail — 0.2%
Nutri/System Inc.	34,700	487,882
Leisure Equipment & Products — 1.4%
Brunswick Corp.	32,500	663,000
Leapfrog Enterprises Inc.	124,022	523,373	*
Polaris Industries Inc.	25,450	2,829,277
Total Leisure Equipment & Products		4,015,650

See Notes to Financial Statements.

4	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Media — 1.0%
Ballantyne Strong Inc.	58,600	$274,834	*
Dex One Corp.	45,828	115,945	*
Journal Communications Inc.	69,579	359,723	*
Lions Gate Entertainment Corp.	76,300	505,106	*
LodgeNet Entertainment Corp.	8,600	26,058	*
Scholastic Corp.	21,350	567,910
Valassis Communications Inc.	36,730	1,112,919	*
Total Media		2,962,495
Multiline Retail — 0.8%
Bon-Ton Stores Inc.	22,400	217,728
Dillard’s Inc., Class A Shares	23,400	1,220,076
Saks Inc.	78,200	873,494	*
Total Multiline Retail		2,311,298
Specialty Retail — 4.2%
Aaron’s Inc.	15,465	437,041
Aeropostale Inc.	70,742	1,237,985	*
Ann Inc.	52,900	1,380,690	*
Big 5 Sporting Goods Corp.	14,930	117,350
Brown Shoe Co. Inc.	95,700	1,019,205
Children’s Place Retail Stores Inc.	22,800	1,014,372	*
Collective Brands Inc.	38,400	564,096	*
Cost Plus Inc.	33,700	337,000	*
Express Inc.	39,700	865,460
Finish Line Inc., Class A Shares	59,400	1,271,160
Kirkland’s Inc.	26,094	313,650	*
OfficeMax Inc.	39,700	311,645	*
Pep Boys — Manny, Moe, & Jack	26,868	293,667
Rent-A-Center Inc.	68,991	2,108,365
Sonic Automotive Inc.	21,299	312,030
Vitamin Shoppe Inc.	8,600	393,536	*
Total Specialty Retail		11,977,252
Textiles, Apparel & Luxury Goods — 1.8%
Carter’s Inc.	27,530	846,823	*
Cherokee Inc.	7,900	135,564
Deckers Outdoor Corp.	8,100	713,934	*
Iconix Brand Group Inc.	61,300	1,483,460	*
Jones Group Inc.	50,800	551,180

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report	5

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Textiles, Apparel & Luxury Goods — continued
Warnaco Group Inc.	24,100	$1,259,225	*
Total Textiles, Apparel & Luxury Goods		4,990,186
Total Consumer Discretionary		41,912,563
Consumer Staples — 2.7%
Beverages — 0.2%
Boston Beer Co. Inc., Class A Shares	5,900	528,640	*
Food & Staples Retailing — 0.5%
Nash Finch Co.	7,100	254,251
Pantry Inc.	28,050	527,060	*
Spartan Stores Inc.	39,974	780,692
Total Food & Staples Retailing		1,562,003
Food Products — 1.2%
B&G Foods Inc.	73,400	1,513,508
Dole Food Co. Inc.	30,710	415,199	*
Fresh Del Monte Produce Inc.	30,700	818,769
Smart Balance Inc.	108,000	559,440	*
Total Food Products		3,306,916
Personal Products — 0.8%
Nu Skin Enterprises Inc., Class A Shares	53,165	1,996,346
USANA Health Sciences, Inc.	8,800	275,264	*
Total Personal Products		2,271,610
Total Consumer Staples		7,669,169
Energy — 6.8%
Energy Equipment & Services — 3.2%
Cal Dive International Inc.	79,000	472,420	*
Complete Production Services Inc.	70,900	2,365,224	*
Dawson Geophysical Co.	9,502	324,493	*
Matrix Service Co.	28,600	382,668	*
Newpark Resources Inc.	194,200	1,761,394	*
RPC Inc.	33,655	825,894
Tesco Corp.	29,060	564,055	*
TETRA Technologies Inc.	65,200	829,996	*
Tetra Technology Inc.	68,225	1,535,062	*
Total Energy Equipment & Services		9,061,206
Oil, Gas & Consumable Fuels — 3.6%
CVR Energy Inc.	114,949	2,830,044	*
DHT Holdings Inc.	32,900	126,007
Patriot Coal Corp.	25,600	569,856	*

See Notes to Financial Statements.

6	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Rosetta Resources Inc.	27,360	$1,410,135	*
Stone Energy Corp.	75,600	2,297,484	*
VAALCO Energy Inc.	135,102	813,314	*
Western Refining Inc.	112,900	2,040,103	*
Total Oil, Gas & Consumable Fuels		10,086,943
Total Energy		19,148,149
Financials — 17.6%
Capital Markets — 0.3%
American Capital Ltd.	89,500	888,735	*
BGC Partners Inc., Class A Shares	11,900	91,987
Total Capital Markets		980,722
Commercial Banks — 3.5%
Bank of Marin Bancorp	1,400	49,518
Bank of the Ozarks Inc.	25,510	1,328,051
Cathay General Bancorp	43,100	706,409
City Holding Co.	20,464	675,926
Community Trust Bancorp Inc.	8,600	238,392
CVB Financial Corp.	72,370	669,422
Danvers Bancorp Inc.	9,060	197,236
IBERIABANK Corp.	5,894	339,730
Investors Bancorp Inc.	11,800	167,560	*
Lakeland Financial Corp.	8,170	181,864
NBT Bancorp Inc.	37,080	820,580
Southside Bancshares Inc.	4,050	80,393
Texas Capital Bancshares Inc.	64,700	1,671,201	*
UMB Financial Corp.	38,810	1,625,363
United Community Banks Inc.	15,715	165,957	*
Wesbanco Inc.	17,300	340,118
Western Alliance Bancorp	76,150	540,665	*
Total Commercial Banks		9,798,385
Consumer Finance — 2.4%
Cash America International Inc.	60,243	3,486,262
Dollar Financial Corp.	50,135	1,085,423	*
EZCORP Inc., Class A Shares	64,900	2,308,818	*
Total Consumer Finance		6,880,503
Diversified Financial Services — 0.1%
Portfolio Recovery Associates Inc.	2,500	211,975	*

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report	7

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Insurance — 3.7%
American Equity Investment Life Holding Co.	166,980	$2,122,316
AmTrust Financial Services Inc.	53,000	1,207,340
CNO Financial Group Inc.	393,325	3,111,201	*
Delphi Financial Group, Class A Shares	37,108	1,083,925
Enstar Group Ltd.	1,700	177,633	*
Flagstone Reinsurance Holdings SA	64,466	543,448
Montpelier Re Holdings Ltd.	44,940	808,920
National Financial Partners Corp.	78,600	907,044	*
National Interstate Corp.	5,950	136,255
Tower Group, Inc.	18,800	447,816
Total Insurance		10,545,898
Real Estate Investment Trusts (REITs) — 6.9%
Agree Realty Corp.	10,620	237,144
American Capital Agency Corp.	25,370	738,521
Anworth Mortgage Asset Corp.	172,050	1,292,095
Ashford Hospitality Trust	91,920	1,144,404
Capstead Mortgage Corp.	80,100	1,073,340
CBL & Associates Properties Inc.	101,700	1,843,821
Cousins Properties Inc.	171,039	1,460,673
DCT Industrial Trust Inc.	257,924	1,348,942
Extra Space Storage Inc.	63,700	1,358,721
FelCor Lodging Trust Inc.	90,860	484,284	*
Getty Realty Corp.	37,000	933,510
Gladstone Commercial Corp.	9,500	164,635
Hatteras Financial Corp.	49,590	1,399,926
Home Properties Inc.	26,600	1,619,408
Invesco Mortgage Capital Inc.	53,700	1,134,681
MFA Mortgage Investments Inc.	134,800	1,083,792
Newcastle Investment Corp.	136,000	786,080
NorthStar Realty Finance Corp.	233,230	939,917
PS Business Parks Inc.	4,000	220,400
U-Store-It Trust	31,240	328,645
Total Real Estate Investment Trusts (REITs)		19,592,939
Thrifts & Mortgage Finance — 0.7%
Astoria Financial Corp.	109,600	1,401,784
First Defiance Financial Corp.	6,787	99,701	*
Provident New York Bancorp	47,980	401,113

See Notes to Financial Statements.

8	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Thrifts & Mortgage Finance — continued
United Financial Bancorp Inc.	2,200	$33,946
Total Thrifts & Mortgage Finance		1,936,544
Total Financials		49,946,966
Health Care — 12.6%
Biotechnology — 2.3%
Cubist Pharmaceuticals Inc.	111,901	4,027,317	*
Enzon Pharmaceuticals Inc.	18,700	187,935	*
Neurocrine Biosciences Inc.	43,000	346,150	*
Onyx Pharmaceuticals Inc.	12,900	455,370	*
PDL BioPharma Inc.	167,450	982,932
SciClone Pharmaceuticals Inc.	101,680	614,147	*
Total Biotechnology		6,613,851
Health Care Equipment & Supplies — 2.9%
Invacare Corp.	101,436	3,366,661
Kensey Nash Corp.	34,040	858,829	*
Sirona Dental Systems Inc.	30,050	1,595,655	*
STERIS Corp.	65,259	2,282,760
Total Health Care Equipment & Supplies		8,103,905
Health Care Providers & Services — 3.8%
Almost Family Inc.	3,900	106,860	*
Amedisys Inc.	39,871	1,061,765	*
AMERIGROUP Corp.	12,155	856,563	*
Catalyst Health Solutions Inc.	15,936	889,547	*
Five Star Quality Care Inc.	42,481	246,815	*
Healthspring Inc.	95,600	4,408,116	*
Magellan Health Services Inc.	14,000	766,360	*
Molina Healthcare Inc.	44,370	1,203,314	*
PharMerica Corp.	56,500	720,940	*
Radnet Inc.	19,500	85,800	*
Sun Healthcare Group Inc.	2,416	19,376	*
Universal American Corp.	38,840	425,298
Total Health Care Providers & Services		10,790,754
Life Sciences Tools & Services — 0.8%
Affymetrix Inc.	61,528	487,917	*
Bio-Rad Laboratories Inc., Class A Shares	15,212	1,815,704	*
Total Life Sciences Tools & Services		2,303,621
Pharmaceuticals — 2.8%
Ista Pharmaceuticals Inc.	75,300	575,668	*
Medicines Co.	75,533	1,247,050	*

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report	9

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Pharmaceuticals — continued
Medicis Pharmaceutical Corp., Class A Shares	41,440	$1,581,765
Par Pharmaceutical Cos. Inc.	41,871	1,380,906	*
Questcor Pharmaceuticals Inc.	65,800	1,585,780	*
Santarus Inc.	110,904	373,746	*
ViroPharma Inc.	66,050	1,221,925	*
Total Pharmaceuticals		7,966,840
Total Health Care		35,778,971
Industrials — 14.9%
Aerospace & Defense — 1.0%
Ceradyne Inc.	29,900	1,165,801	*
Cubic Corp.	8,200	418,118
GenCorp Inc	213,045	1,367,749	*
Total Aerospace & Defense		2,951,668
Air Freight & Logistics — 0.2%
Pacer International Inc.	63,090	297,785	*
Park-Ohio Holdings Corp.	12,700	268,478	*
Total Air Freight & Logistics		566,263
Airlines — 1.1%
Alaska Air Group Inc.	7,696	526,868	*
Hawaiian Holdings Inc.	37,407	213,220	*
JetBlue Airways Corp.	167,410	1,021,201	*
US Airways Group Inc.	142,400	1,268,784	*
Total Airlines		3,030,073
Commercial Services & Supplies — 3.2%
Brink’s Co.	17,500	522,025
Consolidated Graphics Inc.	17,700	972,615	*
Knoll Inc.	79,500	1,595,565
M&F Worldwide Corp.	15,599	403,078	*
Multi-Color Corp.	9,037	223,123
Quad Graphics Inc.	1,400	54,404
Steelcase Inc., Class A Shares	161,700	1,841,763
Sykes Enterprises Inc.	35,100	755,703	*
TeleTech Holdings Inc.	36,800	775,744	*
Unifirst Corp.	26,240	1,474,426
Viad Corp.	22,100	492,609
Total Commercial Services & Supplies		9,111,055
Construction & Engineering — 1.8%
Dycom Industries Inc.	26,600	434,644	*
Great Lakes Dredge and Dock Co.	201,880	1,126,491

See Notes to Financial Statements.

10	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Construction & Engineering — continued
MasTec Inc.	74,500	$1,469,140	*
Michael Baker Corp.	21,250	448,800	*
MYR Group Inc.	49,900	1,167,660	*
Pike Electric Corp.	34,500	304,980	*
Sterling Construction Co. Inc.	19,190	264,246	*
Total Construction & Engineering		5,215,961
Electrical Equipment — 0.1%
Franklin Electric Co. Inc.	6,700	314,565
Industrial Conglomerates — 0.5%
Standex International Corp.	11,434	350,681
Tredegar Corp.	49,689	911,793
Total Industrial Conglomerates		1,262,474
Machinery — 2.9%
Cascade Corp.	6,300	299,691
CIRCOR International Inc.	17,000	728,110
Kadant Inc.	20,830	656,353	*
L.B. Foster Co., Class A	25,494	839,008
NACCO Industries Inc., Class A Shares	10,920	1,057,274
Robbins & Myers Inc.	16,000	845,600
Sauer-Danfoss Inc.	20,400	1,027,956	*
TriMas Corp.	67,363	1,667,234	*
Twin Disc Inc.	11,400	440,382
Watts Water Technologies Inc., Class A Shares	17,727	627,713
Total Machinery		8,189,321
Professional Services — 1.0%
Huron Consulting Group Inc.	42,700	1,289,967	*
Insperity Inc.	27,800	823,158
Navigant Consulting Inc.	68,800	721,712	*
Total Professional Services		2,834,837
Road & Rail — 2.6%
Avis Budget Group Inc.	136,596	2,334,426	*
Dollar Thrifty Automotive Group	21,000	1,548,540	*
Genesee & Wyoming Inc., Class A Shares	15,500	908,920	*
Marten Transport Ltd.	30,790	665,064
Old Dominion Freight Line Inc.	12,900	481,170	*
P.A.M. Transportation Services	1,370	13,522	*
Quality Distribution Inc.	35,316	459,814	*
Saia Inc.	13,250	224,587	*

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report	11

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Road & Rail — continued
Werner Enterprises Inc.	28,500	$713,925
Total Road & Rail		7,349,968
Trading Companies & Distributors — 0.5%
Applied Industrial Technologies Inc.	38,600	1,374,546
Total Industrials		42,200,731
Information Technology — 18.6%
Communications Equipment — 3.0%
Anaren Inc.	19,110	406,088	*
Calix Inc.	22,000	458,040	*
Comtech Telecommunications Corp	26,700	748,668
DG FastChannel Inc.	52,100	1,669,805	*
Emulex Corp.	45,900	394,740	*
InterDigital Inc.	50,833	2,076,528
NETGEAR Inc.	17,493	764,794	*
Oplink Communications Inc.	25,013	465,992	*
Powerwave Technologies Inc.	505,273	1,490,555	*
Total Communications Equipment		8,475,210
Computers & Peripherals — 0.7%
Cray Inc.	42,250	270,400	*
Datalink Corp.	18,500	128,575	*
Electronics for Imaging Inc.	12,580	216,628	*
Intermec Inc.	48,800	538,752	*
Synaptics Inc.	34,000	875,160	*
Total Computers & Peripherals		2,029,515
Electronic Equipment, Instruments & Components — 3.1%
Aeroflex Holding Corp.	6,100	110,715	*
Anixter International Inc.	16,500	1,078,110
Brightpoint Inc.	97,632	791,796	*
Checkpoint Systems Inc.	23,235	415,442	*
Coherent, Inc.	11,900	657,713	*
CTS Corp.	20,880	201,910
Daktronics Inc.	26,900	290,251
DDi Corp.	15,000	143,100
DTS Inc.	3,400	137,870	*
KEMET Corp.	39,100	558,739	*
MTS System Corp.	6,600	276,078
Newport Corp.	14,900	270,733	*
Power-One Inc.	186,200	1,508,220	*

See Notes to Financial Statements.

12	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Electronic Equipment, Instruments & Components — continued
Pulse Electronics Corp.	65,310	$288,670
Richardson Electronics Ltd.	15,950	216,760
Sanmina-SCI Corp.	53,200	549,556	*
SYNNEX Corp.	39,360	1,247,712	*
Vishay Precision Group Inc.	3,200	54,016	*
Total Electronic Equipment, Instruments & Components		8,797,391
Internet Software & Services — 1.1%
Keynote Systems Inc.	20,300	439,089
OpenTable Inc.	7,300	606,776	*
Perficient Inc.	10,400	106,704	*
United Online Inc.	222,324	1,340,614
ValueClick Inc.	42,600	707,160	*
Total Internet Software & Services		3,200,343
IT Services — 2.3%
CACI International Inc., Class A Shares	25,900	1,633,772	*
Ciber Inc.	194,000	1,076,700	*
CSG Systems International Inc.	84,840	1,567,843	*
Global Cash Access Inc.	118,380	376,448	*
ManTech International Corp., Class A Shares	9,200	408,664
Ness Technologies Inc.	51,300	388,341	*
TNS Inc.	7,900	131,140	*
VeriFone Holdings Inc.	12,600	558,810	*
Virtusa Corp.	12,000	227,400	*
Total IT Services		6,369,118
Semiconductors & Semiconductor Equipment — 3.8%
Amkor Technology Inc.	75,800	467,686	*
Amtech Systems Inc.	44,200	912,288	*
Diodes Inc.	33,800	882,180	*
DSP Group Inc.	25,400	220,980	*
Integrated Device Technology Inc.	191,335	1,503,893	*
Integrated Silicon Solutions Inc.	63,000	609,210	*
IXYS Corp.	6,600	98,868	*
Kopin Corp.	69,600	327,816	*
Kulicke & Soffa Industries Inc.	75,200	837,728	*
Microsemi Corp.	33,700	690,850	*
Photronics Inc.	247,700	2,098,019	*
RF Micro Devices Inc.	155,500	951,660	*

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report	13

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
Sigma Designs Inc.	78,083	$596,554	*
Tessera Technologies Inc.	36,300	622,182	*
Total Semiconductors & Semiconductor Equipment		10,819,914
Software — 4.6%
ACI Worldwide Inc.	25,190	850,666	*
Actuate Corporation	82,500	482,625	*
Blackboard Inc.	31,300	1,358,107	*
EPIQ Systems Inc.	18,140	257,951
Lawson Software Inc.	169,900	1,906,278	*
Magma Design Automation Inc	87,850	701,922	*
Net 1 UEPS Technologies Inc.	44,910	389,819	*
NetScout Systems Inc.	10,700	223,523	*
Progress Software Corp.	73,773	1,780,142	*
Quest Software Inc.	42,750	971,707	*
Smith Micro Software Inc.	98,337	413,999	*
Take-Two Interactive Software Inc.	94,400	1,442,432	*
Telecommunication Systems Inc., Class A Shares	26,507	128,029	*
Verint Systems Inc.	7,800	288,912	*
Websense Inc.	75,100	1,950,347	*
Total Software		13,146,459
Total Information Technology		52,837,950
Materials — 6.9%
Chemicals — 3.2%
Hawkins Inc.	4,720	170,958
Innophos Holdings Inc.	59,910	2,923,608
Koppers Holdings Inc.	25,123	952,915
Omnova Solutions Inc.	130,962	911,496	*
PolyOne Corp.	101,850	1,575,619
Spartech Corp.	19,900	121,191	*
TPC Group Inc.	14,800	580,456	*
W.R. Grace and Co.	32,850	1,498,946	*
Westlake Chemical Corp.	7,800	404,820
Total Chemicals		9,140,009
Containers & Packaging — 0.9%
Boise Inc.	129,020	1,005,066
Rock-Tenn Co., Class A Shares	21,350	1,416,359
Total Containers & Packaging		2,421,425

See Notes to Financial Statements.

14	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Metals & Mining — 2.2%
Century Aluminum Co.	36,750	$575,137	*
Coeur d’Alene Mines Corp.	45,500	1,103,830	*
Handy & Harman Ltd.	11,000	169,290	*
Hecla Mining Co.	146,700	1,128,123	*
Jaguar Mining Inc.	69,100	330,298	*
Noranda Aluminium Holding Corp.	54,720	828,461	*
Olympic Steel Inc.	16,100	443,233
Thompson Creek Metals Co. Inc.	65,600	654,688	*
Worthington Industries Inc.	46,000	1,062,600
Total Metals & Mining		6,295,660
Paper & Forest Products — 0.6%
Buckeye Technologies Inc.	21,400	577,372
Domtar Corp.	5,800	549,376
Neenah Paper Inc.	20,973	446,306
Total Paper & Forest Products		1,573,054
Total Materials		19,430,148
Telecommunication Services — 1.0%
Diversified Telecommunication Services — 0.6%
General Communication Inc., Class A Shares	11,800	142,426	*
HickoryTech Corp.	2,300	27,324
Vonage Holdings Corp.	314,520	1,387,033	*
Total Diversified Telecommunication Services		1,556,783
Wireless Telecommunication Services — 0.4%
Leap Wireless International Inc.	25,800	418,734	*
USA Mobility Inc.	49,600	756,896
Total Wireless Telecommunication Services		1,175,630
Total Telecommunication Services		2,732,413
Utilities — 2.8%
Electric Utilities — 1.2%
El Paso Electric Co.	87,050	2,811,715
Unisource Energy Corp.	16,950	632,743
Total Electric Utilities		3,444,458
Gas Utilities — 0.4%
Piedmont Natural Gas Co. Inc.	16,984	513,936
Southwest Gas Corp.	18,400	710,424
Total Gas Utilities		1,224,360

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report	15

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Multi-Utilities — 1.2%
Avista Corp.	57,950	$1,488,736
NorthWestern Corp.	55,150	1,826,016
Total Multi-Utilities		3,314,752
Total Utilities		7,983,570
Total Investments — 98.7% (Cost — $225,199,549#)		279,640,630
Other Assets in Excess of Liabilities — 1.3%		3,813,950
Total Net Assets — 100.0%		$283,454,580

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

16	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2011

Assets:
Investments, at value (Cost — $225,199,549)	$279,640,630
Cash	2,748,615
Receivable for securities sold	2,226,371
Receivable for Fund shares sold	465,812
Dividends receivable	354,419
Prepaid expenses	30,941
Total Assets	285,466,788

Liabilities:
Payable for securities purchased	1,555,837
Investment management fee payable	177,322
Payable for Fund shares repurchased	79,192
Service and/or distribution fees payable	9,575
Accrued expenses	190,282
Total Liabilities	2,012,208
Total Net Assets	$283,454,580

Net Assets:
Par value (Note 7)	$26,720
Paid-in capital in excess of par value	253,929,805
Undistributed net investment income	41,951
Accumulated net realized loss on investments	(24,984,977)
Net unrealized appreciation on investments	54,441,081
Total Net Assets	$283,454,580

Shares Outstanding:
Class A	2,036,798
Class C	613,072
Class FI	81,973
Class I	23,988,348

Net Asset Value:
Class A1	$10.65
Class C1,2	$10.47
Class FI1	$10.40
Class I1	$10.61
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$11.30

[1]

Redemption price per share is NAV of the class’ shares reduced by a 2% redemption fee on certain redemptions, including exchanges, of shares redeemed or exchanged within 60 days from purchase payment (See Note 1).

[2]	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report	17

Statement of operations (unaudited)

For the Six Months Ended June 30, 2011

Investment Income:
Dividends	$1,561,626
Interest	1,987
Total Investment Income	1,563,613

Expenses:
Investment management fee (Note 2)	975,062
Transfer agent fees (Note 5)	123,951
Fees recaptured by investment manager (Note 2)	64,158
Service and/or distribution fees (Notes 2 and 5)	59,291
Shareholder reports	44,223
Directors’ fees	28,766
Registration fees	23,767
Custody fees	21,855
Audit and tax	18,997
Legal fees	13,269
Fund accounting fees	7,062
Insurance	3,054
Miscellaneous expenses	12,851
Total Expenses	1,396,306
Less: Fees forgone and/or expense reimbursements (Notes 2 and 5)	(1,372)
Net Expenses	1,394,934
Net Investment Income	168,679

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain from Investment Transactions	25,636,921
Change in Net Unrealized Appreciation (Depreciation) from Investments	(616,028)
Net Gain on Investments	25,020,893
Increase in Net Assets from Operations	$25,189,572

See Notes to Financial Statements.

18	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2011 (unaudited) and the Year Ended December 31, 2010	2011	2010

Operations:
Net investment income	$168,679	$412,022
Net realized gain	25,636,921	20,850,818
Change in net unrealized appreciation (depreciation)	(616,028)	36,637,207
Proceeds from settlement of a regulatory matter	—	125,975	†
Increase in Net Assets From Operations	25,189,572	58,026,022

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(172,542)	(1,620,030)
Decrease in Net Assets From Distributions to Shareholders	(172,542)	(1,620,030)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	18,617,659	19,460,749
Reinvestment of distributions	172,079	1,619,734
Cost of shares repurchased	(24,122,512)	(25,295,340)
Decrease in Net Assets From Fund Share Transactions	(5,332,774)	(4,214,857)
Increase in Net Assets	19,684,256	52,191,135

Net Assets:
Beginning of period	263,770,324	211,579,189
End of period*	$283,454,580	$263,770,324
* Includes undistributed net investment income of:	$41,951	$45,814

†	The Fund’s Class A and C shares received $96,776 and $29,199, respectively, related to this distribution.

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report	19

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2011[2]	2010		2009[3]

Net asset value, beginning of period	$9.74	$7.59		$5.53

Income (loss) from operations:
Net investment income (loss)	(0.01)	(0.01)		0.01
Net realized and unrealized gain	0.93	2.12		2.05
Proceeds from settlement of a regulatory matter	—	0.04		—
Total income from operations	0.92	2.15		2.06

Less distributions from:
Net investment income	(0.01)	(0.00)	[4]	—
Total distributions	(0.01)	(0.00)	[4]	—

Net asset value, end of period	$10.65	$9.74		$7.59
Total return[5]	9.41%	28.39%[6]		37.25%

Net assets, end of period (000s)	$21,699	$20,994		$18,657

Ratios to average net assets:
Gross expenses	1.30%[7,8]	1.38%		1.36%[7,9]
Net expenses[10]	1.30 [7,8,11,12]	1.33	[11,12]	1.36 [7,9]
Net investment income (loss)	(0.18) [7]	(0.14)		0.23 [7]

Portfolio turnover rate	31%	41%		52%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2011 (unaudited).

[3]	For the period February 5, 2009 (commencement of operations) to December 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 27.86%. Class A received $96,776 related to this distribution.

[7]	Annualized.

[8]	Reflects recapture of fees forgone/expenses reimbursed from prior fiscal years.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.36%.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

Effective April 30, 2010, as a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Directors’ consent.

[12]	Reflects fees forgone and/or expense reimbursements.

See Notes to Financial Statements.

20	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2011[2]	2010	2009[3]

Net asset value, beginning of period	$9.61	$7.54	$5.53

Income (loss) from operations:
Net investment loss	(0.05)	(0.07)	(0.03)
Net realized and unrealized gain	0.92	2.10	2.04
Proceeds from settlement of a regulatory matter	—	0.04	—
Total income from operations	0.87	2.07	2.01

Less distributions from:
Net investment income	(0.01)	—	—
Total distributions	(0.01)	—	—

Net asset value, end of period	$10.47	$9.61	$7.54
Total return[4]	9.02%	27.45%[5]	36.35%

Net assets, end of period (000s)	$6,420	$6,032	$5,521

Ratios to average net assets:
Gross expenses	2.08%[6,7]	2.19%	2.14%[6,8]
Net expenses[9]	2.05 [6,7,10,11]	2.09 [10,11]	2.14 [6,8]
Net investment loss	(0.93) [6]	(0.90)	(0.56) [6]

Portfolio turnover rate	31%	41%	52%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2011 (unaudited).

[3]	For the period February 5, 2009 (commencement of operations) to December 31, 2009.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 26.92%. Class C received $29,199 related to this distribution.

[6]	Annualized.

[7]	Reflects recapture of fees forgone/expenses reimbursed from prior fiscal years.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 2.14%.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

Effective April 30, 2010, as a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Directors’ consent.

[11]	Reflects fees forgone and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report	21

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2011[2,3]	2010[3]	2009[3]	2008[3]	2007[3,4]	2007[3,5]	2006[5]

Net asset value, beginning of period	$9.51	$7.45	$5.83	$9.43	$11.33	$12.32	$ 11.56

Income (loss) from operations:
Net investment income (loss)	(0.01)	(0.01)	0.02	(0.01)	(0.01)	(0.02)	(0.04)
Net realized and unrealized gain (loss)	0.91	2.09	1.60	(3.52)	(0.39)	0.04	2.19
Total income (loss) from operations	0.90	2.08	1.62	(3.53)	(0.40)	0.02	2.15

Less distributions from:
Net investment income	(0.01)	(0.02)	—	(0.07)	(1.50)	(1.01)	(1.39)
Total distributions	(0.01)	(0.02)	—	(0.07)	(1.50)	(1.01)	(1.39)

Net asset value, end of period	$10.40	$9.51	$7.45	$5.83	$9.43	$11.33	$12.32
Total return[6]	9.43%	27.93%	27.79%	(37.72)%	(3.91)%[7]	0.43%	20.29%

Net assets, end of period (000s)	$852	$747	$600	$418	$555	$673	$11,150

Ratios to average net assets:
Gross expenses	1.40%[8,9]	1.51%	1.42%[10]	1.34%	2.12%[8]	1.30%	1.22%
Net expenses[11,12]	1.30 [8,9,13]	1.27 [13,14]	1.20 [10,14]	1.19	1.20 [8]	1.20	1.20
Net investment income (loss)	(0.17) [8]	(0.07)	0.36	(0.08)	(0.13) [8]	(0.20)	(0.28)

Portfolio turnover rate	31%	41%	52%	93%	47%[7]	85%	153%

[1]	On October 5, 2009, Financial Intermediary Class shares were renamed as Class FI shares.

[2]	For the six months ended June 30, 2011 (unaudited).

[3]	Per share amounts have been calculated using the average shares method.

[4]	For the period April 1, 2007 to December 31, 2007.

[5]	For the year ended March 31.

[6]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Not annualized.

[8]	Annualized.

[9]	Reflects recapture of fees forgone/expenses reimbursed from prior fiscal years.

[10]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.40% and 1.18%, respectively.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	Reflects fees forgone and/or expense reimbursements.

[13]

Effective April 30, 2010, as a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Directors’ consent.

[14]

As a result of a contractual expense limitation, until April 30, 2010, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.20%.

See Notes to Financial Statements.

22	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2011[2,3]	2010[3]	2009[3]	2008[3]	2007[3,4]	2007[3,5]	2006[5]

Net asset value, beginning of period	$9.68	$7.61	$5.95	$9.60	$11.48	$12.43	$11.61

Income (loss) from operations:
Net investment income	0.01	0.02	0.04	0.02	0.02	0.02	0.02
Net realized and unrealized gain (loss)	0.93	2.12	1.63	(3.59)	(0.39)	0.05	2.21
Total income (loss) from operations	0.94	2.14	1.67	(3.57)	(0.37)	0.07	2.23

Less distributions from:
Net investment income	(0.01)	(0.07)	(0.01)	(0.01)	(0.01)	(0.01)	(0.02)
Net realized gains	—	—	—	(0.07)	(1.50)	(1.01)	(1.39)
Total distributions	(0.01)	(0.07)	(0.01)	(0.08)	(1.51)	(1.02)	(1.41)

Net asset value, end of period	$10.61	$9.68	$7.61	$5.95	$9.60	$11.48	$12.43
Total return[6]	9.68%	28.19%	28.16%	(37.49)%	(3.58)%[7]	0.88%	20.95%

Net assets, end of period (000s)	$254,484	$235,997	$186,801	$164,591	$359,703	$556,288	$962,303

Ratios to average net assets:
Gross expenses	0.95%[8,9]	0.96%[9]	0.93%[10]	0.84%	0.79%[8]	0.79%	0.75%
Net expenses[11]	0.95 [8,9,12]	0.96 [9,12,13]	0.89 [10,13,14]	0.84	0.79 [8]	0.79	0.75
Net investment income	0.17 [8]	0.25	0.65	0.22	0.28 [8]	0.17	0.16

Portfolio turnover rate	31%	41%	52%	93%	47%[7]	85%	153%

[1]	On October 5, 2009, Institutional Class shares were renamed as Class I shares.

[2]	For the six months ended June 30, 2011 (unaudited).

[3]	Per share amounts have been calculated using the average shares method.

[4]	For the period April 1, 2007 to December 31, 2007.

[5]	For the year ended March 31.

[6]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Not annualized.

[8]	Annualized.

[9]	Reflects recapture of expenses fees forgone/expenses reimbursed from prior fiscal years.

[10]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.91% and 0.87%, respectively.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]

Effective April 30, 2010, as a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales, extraordinary expenses, and acquired fund fees and expenses, to average net assets of Class I shares will not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Directors’ consent.

[13]

As a result of a contractual expense limitation, until April 30, 2010, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.95%.

[14]	Reflects fees forgone and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report	23

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (“Fund”) is a separate diversified investment series of Legg Mason Charles Street Trust, Inc. (the “Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price provided by an independent pricing service, that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable

24	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$279,640,630	—	—	$279,640,630

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report	25

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Redemption fee. The Fund imposes a 2% redemption fee on certain redemptions, including exchanges, of Fund shares redeemed or exchanged within 60 days of the date of their purchase. The fee is payable to the Fund.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2011, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s investment adviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

26	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the investment adviser the day-to-day portfolio management of the Fund. To the extent LMPFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, LMPFA will pay Batterymarch the entire management fee it received from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, C, FI, and I shares did not exceed 1.30%, 2.05%, 1.30% and 1.00%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Directors’ consent.

During the six months ended June 30, 2011, fees forgone and/or expenses reimbursed amounted to $1,372.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2011, the Fund had remaining fees forgone and/or expense reimbursements subject to recapture by LMPFA and date of expiration as follows:

	Class A	Class C	Class FI	Class I
Expires December 31, 2011	—	—	$663	—
Expires December 31, 2012	—	—	1,100	—
Expires December 31, 2013	$4,161	$5,407	1,565	—
Expires December 31, 2014	130	826	416	—
Fees forgone/expense reimbursements subject to recapture	$4,291	$6,233	$3,744	—

For the six months ended June 30, 2011, LMPFA recaptured $3,943, $230, $29 and $59,956 for Class A, C, FI and I, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares,

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report	27

which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2011, LMIS and its affiliates received sales charges of approximately $1,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2011, CDSCs paid to LMIS and its affiliates were approximately:

	Class A		Class C
CDSCs	$0	*	—

*	Amount represents less than $1,000.

Under a Deferred Compensation Plan (the “Plan”), Directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds managed by affiliates of Legg Mason in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

All officers and two Directors of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$85,838,747
Sales	90,714,641

At June 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$69,756,063
Gross unrealized depreciation	(15,314,982)
Net unrealized appreciation	$54,441,081

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended June 30, 2011, the Fund did not invest in any derivative instruments.

5. Class specific expenses, fees forgone and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.75% of the average daily net assets of the class. The Rule 12b-1 plan for Class FI provides for payments of distribution and service fees to LMIS at an

28	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

annual rate of up to 0.40% of the class’s average net assets, subject to the authority of the Board of Directors of the Fund to set a lower amount. The Board of Directors has currently approved payments under the plan of 0.25% of the average daily net assets of Class FI. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2011, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$26,980	$20,474
Class C	31,296	7,639
Class FI	1,015	1,300
Class I	—	94,538
Total	$59,291	$123,951

For the six months ended June 30, 2011, class specific fees forgone and/or expense reimbursements were as follows:

Fees Forgone/ Expense Reimbursements
Class A	$130
Class C	826
Class FI	416
Class I	—
Total	$1,372

6. Distributions to shareholders by class

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
Net Investment Income:
Class A	$13,207	$8,967
Class C	3,977	—
Class FI	527	1,413
Class I	154,831	1,609,650
Total	$172,542	$1,620,030

7. Capital shares

At June 30, 2011, there were 500 million shares authorized at $0.001 par value for each of the Class A, Class C, Class FI and Class I shares of the Fund. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report	29

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class A
Shares sold	86,504	$909,562	117,879	$949,669
Shares issued on reinvestment	1,278	12,758	1,069	8,671
Shares repurchased	(205,829)	(2,149,149)	(421,719)	(3,441,761)
Net decrease	(118,047)	$(1,226,829)	(302,771)	$(2,483,421)

Class C
Shares sold	29,347	$298,514	31,470	$269,707
Shares issued on reinvestment	404	3,963	—	—
Shares repurchased	(44,288)	(447,876)	(136,001)	(1,110,893)
Net decrease	(14,537)	$(145,399)	(104,531)	$(841,186)

Class FI
Shares sold	6,787	$66,756	6,871	$52,824
Shares issued on reinvestment	54	527	179	1,413
Shares repurchased	(3,374)	(35,046)	(9,066)	(70,699)
Net increase (decrease)	3,467	$32,237	(2,016)	$(16,462)

Class I
Shares sold	1,677,162	$17,342,827	2,166,768	$18,188,549
Shares issued on reinvestment	15,576	154,831	186,776	1,609,650
Shares repurchased	(2,073,662)	(21,490,441)	(2,538,670)	(20,671,987)
Net decrease	(380,924)	$(3,992,783)	(185,126)	$(873,788)

8. Line of credit

The Fund, along with certain other Legg Mason Funds, participates in a $200 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. This 364-day revolving Credit Agreement matures on March 1, 2012. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing LIBOR rate plus the LIBOR rate margin. The Fund did not utilize the line of credit during the six months ended June 30, 2011.

9. Capital loss carryforward

As of December 31, 2010, the Fund had a net capital loss carryforward of approximately $50,038,766, of which $2,106,632 expires in 2015, $12,271,623 expires in 2016 and $35,660,511 expires in 2017. These amounts will be available to offset future taxable capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the

30	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

10. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending December 31, 2011.

Legg Mason Batterymarch

U.S. Small Capitalization Equity Portfolio

Directors

Mark R. Fetting Chairman

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

R. Jay Gerken, CFA President

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Batterymarch Financial Management, Inc.

Custodian

State Street Bank & Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Counsel

K&L Gates LLP

Washington, DC

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

The Fund is a separate investment series of Legg Mason Charles Street Trust, Inc.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

BATX013860 8/11 SR11-1437

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
President and Chief Executive Officer of
Legg Mason Charles Street Trust, Inc.

Date:	August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
President and Chief Executive Officer of
Legg Mason Charles Street Trust, Inc.

Date:	August 26, 2011

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Charles Street Trust, Inc.

Date:	August 26, 2011